Share Capital And Equity Compensation - Summary of Changes to Number of Deferred Share Units (Details) - Deferred Share Units - shares shares in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Equity [Line Items]
Number of shares outstanding balance		252	242
Number of shares granted			23
Converted into shares			(13)
Granted pre-separation		32
Converted into shares pre-separation		(59)
Number of shares outstanding immediately prior to separation balance	225	225
Net adjustment upon separation		(29)
Converted into shares post-separation		(83)
Granted post-separation	325	325
Number of shares outstanding balance	438	438	252